Shares of the Parent Company	12 Months Ended
Dec. 31, 2017
Shares of the Parent Company
Shares of the Parent Company

20. Shares of the Parent Company

Shares and share capital

Nokia Corporation (“Parent Company”) has one class of shares. Each share entitles the holder to one vote at General Meetings. As of December 31, 2017, the share capital of Nokia Corporation is EUR 245 896 461.96 and the total number of shares issued is 5 839 404 303. As of December 31, 2017, the total number of shares includes 259 887 597 shares owned by Group companies representing 4.5% of share capital and total voting rights. Under the Nokia Articles of Association, Nokia Corporation does not have minimum or maximum share capital or share par value.

Authorizations

Authorization to issue shares and special rights entitling to shares

At the Extraordinary General Meeting held on December 2, 2015, the shareholders authorized the Board of Directors to issue, in deviation from the shareholders’ pre-emptive right, a maximum of 2 100 million shares through one or more share issues. The authorization includes the right for the Board of Directors to resolve on all the terms and conditions of such share issuances. The authorization may be used to issue Parent Company shares to the holders of Alcatel Lucent shares, American Depositary Shares and convertible bonds as well as to beneficiaries of Alcatel Lucent employee equity compensation arrangements for the purpose of implementing the transaction with Alcatel Lucent, including the consummation of the public exchange offers made to Alcatel Lucent shareholders as well as other transactions contemplated by the memorandum of understanding between the Group and Alcatel Lucent, and/or otherwise to effect the combination. The authorization is effective until December 2, 2020.

At the Annual General Meeting held on June 16, 2016, the shareholders authorized the Board of Directors to issue a maximum of 1 150 million shares through one or more issues of shares or special rights entitling to shares. The Board of Directors was authorized to issue either new shares or shares held by the Parent Company. The authorization included the right for the Board of Directors to resolve on all the terms and conditions of such share and special rights issuances, including issuance in deviation from the shareholders’ pre-emptive rights. The authorization may be used to develop the Parent Company’s capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle the Parent Company’s equity-based incentive plans, or for other purposes resolved by the Board of Directors. The authorization that would have been effective until December 16, 2017 was terminated by a resolution of Annual General Meeting on May 23, 2017.

At the Annual General Meeting held on May 23, 2017, the shareholders authorized the Board of Directors to issue a maximum of 560 million shares through one or more issues of shares or special rights entitling to shares. The Board of Directors is authorized to issue either new shares or shares held by the Parent Company. The authorization included the right for the Board of Directors to resolve on all the terms and conditions of such share and special rights issuances, including issuance in deviation from the shareholders’ pre-emptive rights. The authorization may be used to develop the Parent Company’s capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle the Parent Company’s equity-based incentive plans, or for other purposes resolved by the Board of Directors. The authorization is effective until November 23, 2018.

In 2017, under the authorization held by the Board of Directors, the Parent Company issued 415 750 new shares following the holders of stock options issued in 2011, 2012 and 2013 exercising their option rights.

In 2017, the Parent Company issued 2 933 541 new shares without consideration to the Parent Company to fulfil the company’s obligation under the Nokia Equity Programs.

In 2017, under the authorization held by the Board of Directors, the Parent Company issued 12 199 284 treasury shares to employees, including certain members of the Group Leadership Team, as settlement under equity-based incentive plans and the employee share purchase plan. The shares were issued without consideration and in accordance with the plan rules.

As of December 31, 2017, the Board of Directors had no other authorizations to issue shares, convertible bonds, warrants or stock options.

Other authorizations

At the Annual General Meeting held on June 16, 2016, the shareholders authorized the Board of Directors to repurchase a maximum of 575 million shares. The amount corresponded to less than 10% of the total number of Parent Company’s shares. The shares may be repurchased in order to optimize the capital structure of the Parent Company. In addition, the shares may be repurchased in order to finance or carry out acquisitions or other arrangements, to settle the Parent Company’s equity-based incentive plans or to be transferred for other purposes. The authorization that would have been effective until December 16, 2017 was terminated by a resolution of the Annual General Meeting on May 23, 2017.

At the Annual General Meeting held on May 23, 2017, the shareholders authorized the Board of Directors to repurchase a maximum of 560 million shares. The amount corresponds to less than 10% of the total number of Parent Company’s shares. The shares may be repurchased in order to optimize the capital structure of the Company. In addition, shares may be repurchased in order to meet obligations arising from debt financial instruments that are exchangeable into equity instruments, to settle equity-based incentive plans for employees of the Group or of its associated companies, or to be transferred for other purposes such as financing or carrying out acquisitions. The authorization is effective until November 23, 2018.

Under the authorization held by the Board of Directors and in line with the capital structure optimization program, the Parent Company repurchased 153 601 462 shares in 2017 representing approximately 2.6% of share capital and total voting rights as of December 31, 2017. In 2016, the Parent Company had repurchased 54 296 182 shares. The price paid for the shares was based on the current market price of the Nokia share on the securities market at the time of the repurchase. On February 1, 2018 the Parent Company announced that the Board of Directors had decided to cancel 207 897 644 treasury shares repurchased under the capital structure optimization program. The cancellation of the shares does not have an impact on the Parent Company’s share capital.